23. Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Tax assets:		R$ 37,981,698	R$ 30,295,062	R$ 27,680,578
Of which:
Temporary differences	[1]	32,113,436	29,565,702	26,416,527
Tax loss carry forwards		5,693,104	367,120	846,587
Social contribution taxes 18%		175,158	362,240	417,464
Total deferred tax assets		37,981,698	30,295,062	27,680,578
Tax liabilities:		4,546,595	5,540,873	3,031,389
Of which:
Excess depreciation of leased assets		166,903	148,839	123,257
Adjustment to fair value of trading securities and derivatives		4,379,692	5,392,034	2,908,132
Total deferred tax liabilities		R$ 4,546,595	R$ 5,540,873	R$ 3,031,389

[1]	Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.